Note 10 - Prepayments - Schedule of Prepayments (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Statement Line Items [Line Items]
Current prepayments	$ 15,781,284	$ 28,632,212
Non-current prepayments	204,020	315,304
Purchases [member]
Statement Line Items [Line Items]
Current prepayments	14,803,350	27,342,454
Insurance [member]
Statement Line Items [Line Items]
Current prepayments	581,266	847,820
Non-current prepayments	204,020	315,304
Other prepaid expenses [member]
Statement Line Items [Line Items]
Current prepayments	$ 396,668	$ 441,938